EXHIBIT 99.9

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2019-A SERIES

Period	Collection	Accrual	Distribution
From	01-Mar-19	15-Mar-19	15-Apr-19
To	31-Mar-19	15-Apr-19
Days	33

Description of Collateral

On the Distribution Date, the Series 2019-A balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$226,994,000.00
Required Overcollateralization Increase - MPR < 35%	$38,806,000.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$5,807,584.89
Series Nominal Liquidation Amount	1,271,607,584.89

Required Participation Amount	$1,271,607,584.89
Excess Receivables	$228,508,291.19

Total Collateral	1,453,214,928.01
Collateral as Percent of Notes	145.32%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,114,282,513.95
Total Principal Collections	($1,887,475,189.46)
Investment in New Receivables	$2,121,195,168.11
Receivables Added for Additional Accounts	$0.00
Repurchases	($33,074,664.33)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($749,842,452.98)
Less Servicing Adjustment	($2,205,495.14)

Ending Balance	$5,562,879,880.15

SAP for Next Period	26.12%

Average Receivable Balance	$5,473,333,398.45
Monthly Payment Rate	34.48%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$22,899,254.93
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$22,899,254.93

Series Allocation Percentage at Month-End	26.12%
Floating Allocation Percentage at Month-End	89.59%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
2/15/2022	8/1/2021	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	33
LIBOR	2.498880%
Applicable Margin	0.560000%
	3.058880%

	Actual	Per $1000
Interest	2,803,973.33	2.80
Principal	—	—

		2.80
Total Due Investors	2,803,973.33
Servicing Fee	646,510.75

Excess Cash Flow	1,908,972.24

Reserve Account
Required Balance	$5,000,000.00
Current Balance	$5,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.45%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		26.89%